SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
NOTE 10 – SUBSEQUENT EVENTS

From January 10, 2024 to February 20, 2024, eight warrant holders cashless exercised a total of 5,307,500 warrants to purchase common stock, resulting in the issuance of 3,764,559 shares of common stock.

During January 2024, two of the Company’s directors, Dr. Christine Gulbranson and Alina Zagaytova, each received 250,000 options valued at approximately $474,000. The options vested immediately upon issuance.

From January 29, 2024 to March 12, 2024, the Company and seven holders of notes payable which matured between January 29, 2024 and March 12, 2024, agreed to extend the maturity of the note payables, which had outstanding principal balances totaling $480,000, by six months. The Company accounted for each amendment as an extinguishment of existing debt and issuance of new debt pursuant to ASC 470-50-40. In connection with the amendments, the Company agreed to extend the exercise date of 480,000 warrants to purchase shares of common stock, originally issued with the notes payable and set to expire on the maturity date of the notes payable, exercisable at $1.00 per share by approximately three years. The extension of the warrants, which were valued at $761,247, resulted in a discount on the notes totaling $294,017 pursuant to ASC 470-20-30.